UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |x|; Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Gardner Russo & Gardner

Address:  223 East Chestnut Street
          Lancaster, PA  17602


13F File Number: 28-2635

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Phil Gibson
Title:    Trader
Phone:    (717) 299-1385



Signature, Place and Date of Signing:

/s/ J. Phil Gibson                Lancaster, PA                  May 25, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:         100
                                                (in thousands)




List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                     FORM 13F INFORMATION TABLE



                                                               FAIR
NAME                           TITLE                           MARKET     SHARES OR
OF                             OF                CUSIP         VALUE      PRINCIPAL  SH/    INVSMT   OTHR      VOTING AUTHORITY
ISSUER                         CLASS             NUMBER        (x 1000)    AMOUNT    PRN    DSCRTN   MGRS   SOLE      SHARED    NONE

AMERICAN OIL & GAS INC NEW     COM               028723104     100         23,200    SH     SOLE              23,200   0        0